Contingencies and Commitments (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Off-balance sheet accounts
Foreign office guarantees and standby letters of credit	$ 341,676	$ 285,035
Confirmed foreign letters of credit	56,764	64,970
Issued foreign letters of credit	388,396	94,313
Performance guarantees	2,232,682	2,220,828
Undrawn credit lines	7,769,325	7,240,406
Other commitments	46,561	60,609
Transactions on behalf of third parties
Collections	160,367	168,353
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	27,334	7,121
Financial assets acquired on its own behalf	103,319	133,794
Fiduciary activities
Securities held in safe custody in the Bank	6,930,293	5,738,873
Securities held in safe custody in other entities	13,783,748	14,990,439
Total	$ 31,840,465	$ 31,004,741